Revenues (Details) - Schedule of disaggregation of revenues - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	$ 147,005	$ 117,623	$ 281,194	$ 250,530
Product [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	100,305	73,877	190,629	157,049
Service [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	46,700	43,746	90,565	93,481
Americas [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	92,949	78,701	175,062	165,274
Americas [Member] | Product [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	57,783	44,800	107,351	93,044
Americas [Member] | Service [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	35,166	33,901	67,711	72,230
EMEA [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	32,523	20,915	61,441	47,835
EMEA [Member] | Product [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	25,826	15,743	48,327	36,490
EMEA [Member] | Service [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	6,697	5,172	13,114	11,345
Asia Pacific [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	21,533	18,007	44,691	37,421
Asia Pacific [Member] | Product [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	16,696	13,334	34,951	27,515
Asia Pacific [Member] | Service [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	$ 4,837	$ 4,673	$ 9,740	$ 9,906